Expense Example	Jul. 27, 2026 USD ($)
T. Rowe Price Credit Opportunities Fund-Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 83
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	476
Expense Example, with Redemption, 10 Years	1,067
T. Rowe Price Credit Opportunities Fund-I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	57
Expense Example, with Redemption, 3 Years	212
Expense Example, with Redemption, 5 Years	380
Expense Example, with Redemption, 10 Years	868
T. Rowe Price Credit Opportunities Fund-Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	$ 2,882